Investment Objectives and Goals - Blueprint Chesapeake Multi-Asset Trend ETF	Oct. 22, 2025
Prospectus [Line Items]
Risk/Return [Heading]	BLUEPRINT CHESAPEAKE MULTI-ASSET TREND ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Blueprint Chesapeake Multi-Asset Trend ETF (the “Fund”) seeks to preserve capital and generate long-term capital appreciation.